LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of right of use assets

The condensed consolidated balance sheets include the following amounts for right-of-use (“ROU”) assets as of March 31, 2024, and December 31, 2023 (in thousands):

	March 31,	December 31,
	2024	2023
Operating	$537	$616
The consolidated balance sheets include the following amounts for ROU assets as of December 31, 2023 and 2022 (stated in thousands):

	December 31,	December 31,
	2023	2022
Operating	$616	$672

Schedule of components of lease cost

The following are the components of lease cost for operating and finance leases (in thousands). Finance lease costs are included in loss from discontinued operations in the consolidated statements of operations for the periods presented.

	Three Months Ended March 31,
	2024	2023
Lease cost:
Operating leases:
Amortization of ROU assets	$95	$77
Interest on lease liabilities	17	19
Total operating lease cost, included in general and administrative expenses	112	96
Finance leases:
Amortization of ROU assets	—	77
Interest on lease liabilities	8	14
Total finance lease cost, included in discontinued operations	8	91
Total lease cost	$120	$187

The following are the components of lease cost for operating and finance leases (stated in thousands):

	Year Ended December 31,
	2023	2022
Lease cost:
Operating leases:
Amortization of ROU assets	$252	$309
Interest on lease liabilities	73	89
Total operating lease cost, included in general and administrative expenses	325	398
Finance leases:
Amortization of ROU assets	278	449
Interest on lease liabilities	45	81
Total finance lease cost, included in discontinued operations	323	530
Total lease cost	$648	$928

Schedule of weighted average lease terms and discount rates for operating and finance leases

	As of	As of
	March 31, 2024	March 31, 2023
Weighted average remaining lease term (years):
Operating leases	1.0	2.5
Finance leases	—	1.9
Weighted average discount rate (%):
Operating leases	9.9	5.6
Finance leases	—	9.2

	As of	As of
	December 31, 2023	December 31, 2022
Weighted average remaining lease term (years):
Operating leases	3.6	1.0
Finance leases	1.8	1.4
Weighted average discount rate (%):
Operating leases	9.9	10.0
Finance leases	8.0	7.6

Schedule of future minimum lease payments and related lease liabilities of operating leases

Future minimum lease payments and related lease liabilities as of March 31,2024, were as follows (in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
Remainder of 2024	$323	$—	$323
2025	352	—	352
Total lease payments	675	—	675
Less: imputed interest	52	—	52
Present value of lease liabilities	623	—	623
Less: current portion of lease liabilities	388	—	388
Noncurrent lease liabilities	$235	$—	$235

Future minimum lease payments and related lease liabilities as of December 31, 2023 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2024	$431	$268	$699
2025	352	153	505
2026	—	23	23
Total lease payments	783	444	1,227
Less: imputed interest	69	32	101
Present value of lease liabilities	714	412	1,126
Less: current portion of lease liabilities	377	244	621
Noncurrent lease liabilities	$337	$168	$505

Schedule of future minimum lease payments and related lease liabilities of financing leases

Future minimum lease payments and related lease liabilities as of March 31,2024, were as follows (in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
Remainder of 2024	$323	$—	$323
2025	352	—	352
Total lease payments	675	—	675
Less: imputed interest	52	—	52
Present value of lease liabilities	623	—	623
Less: current portion of lease liabilities	388	—	388
Noncurrent lease liabilities	$235	$—	$235

Future minimum lease payments and related lease liabilities as of December 31, 2023 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2024	$431	$268	$699
2025	352	153	505
2026	—	23	23
Total lease payments	783	444	1,227
Less: imputed interest	69	32	101
Present value of lease liabilities	714	412	1,126
Less: current portion of lease liabilities	377	244	621
Noncurrent lease liabilities	$337	$168	$505